Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	$ 118,126	$ 116,975
Neither past due nor impaired [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	67,793	66,316
Up to 30 days [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	24,150	27,776
31-60 days [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	16,869	13,658
61-90 days [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	12,863	11,454
91-120 days [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	4,125	5,939
Over 121 days [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	13,311	10,391
Total [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	139,111	135,534
Unpaid deferred revenues [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	(15,569)	(13,488)
Allowance for credit losses [Member]
Revenue Recognition (Details) - Schedule of past due but not impaired trade receivables [Line Items]
Total trade receivables, net	$ (5,416)	$ (5,071)